Capital transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 21, 2014	Jan. 02, 2012	Jun. 30, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Share-based compensation	$ 538	$ 225	$ 273
Put option derivative liability	$ 2	$ 21
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued to employees, directors and consultants				160,000	207,000	195,000
Grant date fair value				$ 3.36